Pursuant to Rule 497(e)
                                                        Registration No. 2-89264
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NEW YORK DAILY TAX FREE
INCOME FUND, INC.
                                                             600 Fifth Avenue
                                                          New York, NY  10020
                                                               (212) 830-5345
                                                   (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED JUNE 30, 2004
                     TO THE PROSPECTUS DATED AUGUST 28, 2003


Effective July 30, 2004, the time at which the New York Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 9, 12, and 14 under the headings "Pricing of Fund Shares," "Initial Direct Purchase of Class B Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "12 noon" are replaced with "4:00 p.m."

On page 10, under the heading "Purchase of Fund Shares" the first paragraph is deleted and replaced with the following:

     "The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 11, under the heading "Investments Through Participating Organizations - Purchase of Class A Shares," the fourth paragraph is deleted and replaced with the following:

     "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."

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NY 06/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-89264
================================================================================

ADVANTAGE NEW YORK TAX EXEMPT LIQUIDITY FUND
Shares of New York Daily Tax Free Income Fund, Inc.
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED JUNE 30, 2004
                    TO THE PROSPECTUS DATED AUGUST 28, 2003,
              AS SUPPLEMENTED SEPTEMBER 2, 2003 AND APRIL 29, 2004

Effective July 30, 2004, the time at which the New York Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:


On pages 11and 13 under the headings "Pricing of Fund Shares" and "General Information on Redemptions" the references to "12 noon" are replaced with "4:00 p.m."


On page 11, under the heading "Purchase and Redemption of Shares," the following paragraph is added after the second paragraph of this section:

     "Oppenheimer & Co. Inc. may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with Oppenheimer & Co. Inc. before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with Oppenheimer & Co. Inc. Oppenheimer & Co. Inc. is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously."


On page 12, under the heading "General Information on Purchases," the first paragraph is deleted and replaced with the following:

        "Shares are issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. In addition, the Fund may refuse to accept cash, cash equivalents (i.e., travelers cheques, money orders, cashier checks or similar instruments) and certain other forms of payment at is discretion. Certificates for Advantage Shares will not be issued to investors."


125 Broad Street
New York, NY  10004
(800) 433-1918 (Toll Free)
                                         Oppenheimer & Co. Inc.
                                             Offered Exclusively To
                                             Customers of Oppenheimer & Co. Inc.

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OP NY 06/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-89264
================================================================================
VICTORY CLASS OF SHARES
NEW YORK DAILY TAX FREE INCOME FUND, INC. (THE "FUND")
                                                                600 Fifth Avenue
                                                             New York, NY  10020
                                                                  (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED JUNE 30, 2004
                    TO THE PROSPECTUS DATED AUGUST 28, 2003


Effective July 30, 2004, the time at which the New York Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 8, 9, 11 and 13 under the headings "Pricing of Fund Shares," "How to Purchase and Redeem Shares," "Initial Purchases of Victory Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "12 noon" are replaced with "4:00 p.m."

On page 9, under the heading "Pricing of Fund Shares," the third paragraph is deleted and replaced with the following:

     "Shares are issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued to an investor."

On page 10, under the heading "Investments Through Participating Organizations," the fourth paragraph is deleted and replaced with the following:

     "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."



================================================================================
NY VICTORY 06/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-89264
================================================================================
   NEW YORK DAILY TAX FREE
   INCOME FUND, INC.
                                                                600 Fifth Avenue
                                                             New York, NY  10020
                                                                  (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                      SUPPLEMENT DATED JUNE 30, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 28, 2003,
              AS SUPPLEMENTED SEPTEMBER 2, 2003 AND APRIL 29, 2004

Effective July 30, 2004, the time at which the New York Daily Tax Free Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective July 30, 2004, on page 23, under the heading "Net Asset Value," the reference to "12 noon" is replaced with "4:00 p.m."

Effective as of the date of this supplement, on page 8, under the heading "Repurchase Agreements," the first sentence is revised to read:

     "The Fund may invest in instruments subject to repurchase agreements with securities dealers, member banks of the Federal Reserve System and other entities that the Manager has determined are creditworthy."





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NY 06/04 SAI SUP